Form N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-3489

                         The Wright Managed Equity Trust
                        -----------------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
    -------------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     ------------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                -----------------
                         (Registrant's Telephone Number)

                                   December 31
                                 ---------------
                             Date of Fiscal Year End

                                 March 31, 2007
                              --------------------
                            Date of Reporting Period

-------------------------------------------------------------------------------

ITEM 1. SCHEDULE OF INVESTMENTS


WRIGHT SELECTED BLUE CHIP EQUITIES FUND (WSBC)
-------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS - MARCH 31, 2007 (unaudited)



                                       Shares       Value
                                      --------     -------

EQUITY INTERESTS - 98.8%

AUTOMOBILES & COMPONENTS - 2.0%
Arvinmeritor, Inc......................5,695   $    103,934
Borg-Warner, Inc.......................5,665        427,254
                                                -----------
                                               $    531,188
                                                -----------


BANKS - 0.9%
Associated Banc Corp...................2,430   $     81,648
Wilmington Trust Corp..................3,845        162,144
                                                -----------
                                               $    243,792
                                                -----------

CAPITAL GOODS - 12.1%
Agco Corp. *...........................4,950   $    183,002
Ametek, Inc............................2,710         93,603
Crane Company..........................5,660        228,777
Graco, Inc.............................1,942         76,048
Harsco Corp............................2,025         90,842
Hillenbrand Industries.................1,930        114,584
Jacobs Engineering *..................10,935        510,118
Joy Global, Inc........................3,490        149,721
MSC Industrial Direct-Cl A.............3,685        172,016
Precision Castparts Corp...............6,480        674,244
SPX Corp...............................5,465        383,643
Thomas & Betts Corp. *.................5,665        276,565
Timken Co..............................6,685        202,622
Trinity Industries.....................2,800        117,376
                                                -----------
                                               $  3,273,161
                                                -----------


COMMERCIAL SERVICES & SUPPLIES - 6.6%
CSG Systems Int'l, Inc. *..............4,590   $    114,842
Ceridian Corp. *.......................3,440        119,850
Charles River Laboratories Int'l *.....4,250        196,604
Lincoln Electric Holdings..............4,045        240,920
Manpower, Inc..........................6,280        463,276
MPS Group, Inc. *.....................10,355        146,523
Republic Services......................6,967        193,822
Sotheby's, Inc.........................6,795        302,242
                                                -----------
                                               $  1,778,079
                                                -----------


COMMUNICATIONS EQUIPMENT - 2.6%
Commscope, Inc *.......................4,855   $    208,280
Harris Corp............................4,180        212,971
Polycom, Inc *.........................8,340        277,972
                                                -----------
                                               $    699,223
                                                -----------


COMPUTERS & PERIPHERALS - 1.7%
CDW Corp...............................3,290   $    202,105
Western Digital Corp. *...............16,195        272,238
                                                -----------
                                               $    474,343
                                                -----------



CONSUMER DURABLES & APPAREL - 2.0%
Gamestop Corp.-Cl A *..................8,910   $    290,199
Mohawk Industries, Inc. *..............3,210        263,381
                                                -----------
                                               $    553,580
                                                -----------


DIVERSIFIED FINANCIALS - 9.6%
Eaton Vance Corp......................12,755   $    454,588
Edwards, A.G., Inc.....................6,885        476,304
Investors Financial Svcs Cp............1,505         87,515
Jefferies Group, Inc...................7,695        222,770
Nuveen Investments Inc. - Cl A.........8,505        402,287
Raymond James Financial, Inc..........14,777        439,764
SEI Investments Company................4,450        268,024
Waddell & Reed Financial, Inc..........9,860        229,935
                                                -----------
                                               $  2,581,187
                                                -----------



ELECTRONIC EQUIPMENT & INSTRUMENTS - 4.1%
Amphenol, Corp.........................2,225   $    143,668
Arrow Electrs Inc., Com *..............8,100        305,775
Avnet, Inc. *..........................6,350        229,488
Diebold, Inc...........................2,725        130,010
Ingram Micro, Inc. *...................3,795         73,281
Vishay Intertechnology, Inc. *........15,385        215,082
                                                -----------
                                               $  1,097,304
                                                -----------


ENERGY - 9.3%
Cameron International Corp. *..........2,430   $    152,580
Denbury Resources, Inc. *..............4,840        144,184
FMC Technologies, Inc. *...............3,645        254,275
Frontier Oil Corp......................5,435        177,398
Grant Prideco, Inc. *..................4,450        221,788
Helmerich & Payne......................4,250        128,945
Newfield Exploration Co. *.............9,315        388,529
Noble Energy, Inc. ....................6,280        374,602
Overseas Shipholding Group, Inc........1,820        113,932
Patterson-UTI Energy, Inc..............7,290        163,588
Pogo Producing Co......................4,250        204,425
Tidewater, Inc.........................3,035        177,790
                                                -----------
                                               $  2,502,036
                                                -----------

FOOD & DRUG RETAILING - 0.9%
Hansen Natural Corp. *.................6,375   $    241,485
                                                -----------



FOOD, BEVERAGE & TOBACCO - 1.2%
PepsiAmericas, Inc.....................5,895   $    131,576
Smucker Co. (J.M.).....................3,535        188,486
                                                -----------
                                               $    320,062
                                                -----------



HEALTH CARE EQUIPMENT & SERVICES - 2.8%
Covance, Inc *.........................2,630   $    156,064
Dentsply International, Inc............3,855        126,250
Health Net, Inc. *.....................1,500         80,715
Lincare Holdings, Inc. *...............2,505         91,808
Pharmaceutical Product Dev., Inc.......2,515         84,730
Universal Hlth Svcs, Inc...............2,025        115,952
Varian Medical Systems, Inc. *.........2,355        112,310
                                                -----------
                                               $    767,829
                                                -----------


HOTELS, RESTAURANTS & LEISURE - 2.1%
Bob Evans Farms, Inc...................6,985   $    258,096
CBRL Group, Inc........................3,650        168,995
Ruby Tuesday, Inc. ....................5,130        146,718
                                                -----------
                                               $    573,809
                                                -----------



HOUSEHOLD & PERSONAL PRODUCTS - 0.8%
Energizer Holdings, Inc. *.............2,485   $    212,045
                                                -----------



INSURANCE - 7.3%
American Financial Group, Inc..........3,190   $    108,588
Berkley W.R. Corp.....................13,562        449,172
Everest Re Group Ltd...................1,760        169,259
First American Corp....................8,505        431,374
HCC Insurance Holdings, Inc............5,060        155,848
Ohio Casualty Corp.....................4,270        127,887
Old Republic International Corp........5,633        124,602
Protective Life Corp...................4,250        187,170
Radian Group, Inc........................650         35,672
Stancorp Financial Group...............3,590        176,520
                                                -----------
                                               $  1,966,092
                                                -----------


MATERIALS - 5.6%
Airgas, Inc............................3,440   $    144,996
Albemarle Corp........................11,340        468,796
Commercial Metals Co...................3,440        107,844
FMC Corp.................................765         57,704
Lyondell Chemical Co. .................2,160         64,735
Martin Marietta Materials..............1,250        169,000
Scotts Company - CL A..................3,650        160,710
Sonoco Products........................6,565        246,713
Steel Dynamics, Inc....................2,175         93,960
                                                -----------
                                               $  1,514,458
                                                -----------



PHARMACEUTICALS & BIOTECHNOLOGY - 1.2%
Cephalon, Inc. *.......................3,320   $    236,417
Perrigo Co.............................4,860         85,828
                                                -----------
                                               $    322,245
                                                -----------


REAL ESTATE - 4.2%
AMB Property Corp.REIT.................3,845   $    226,048
Highwoods Properties, Inc.REIT.........1,940         76,611
Hospitality Properties Trust REIT......1,505         70,434
Liberty Property Trust REIT............4,655        226,792
Regency Centers, Corp.REIT.............5,195        434,042
United Dominion Realty Trust,Inc.REIT..3,510        107,476
                                                -----------
                                               $  1,141,403
                                                -----------


RETAILING - 6.8%
Abercombie & Fitch Co.-Cl A............2,025   $    153,252
Aeropostale, Inc. *....................4,405        177,213
American Eagle Outfitters.............12,957        388,580
AnnTaylor Stores Corp. *...............5,555        215,423
Claire's Stores, Inc...................8,505        273,181
Dick's Sporting Goods, Inc. *..........1,820        106,033
Dollar Tree Stores, Inc. *.............7,090        271,122
Payless ShoeSource, Inc. *.............3,410        113,212
Rent-A-Center, Inc. *..................4,955        138,641
Travelcenters of America LLC *...........233          8,952
                                                -----------
                                               $  1,845,609
                                                -----------


SEMICONDUCTOR EQUIPMENT & PRODUCTS - 3.0%
Intersil, Corp.-Cl A...................4,825   $    127,814
Lam Research Corp. *...................5,465        258,713
Memc Electronic Materials *............5,465        331,070
Microchip Technology, Inc..............2,835        100,728
                                                -----------
                                               $    818,325
                                                -----------

SOFTWARE & SERVICES - 1.5%
Activision, Inc. *.....................8,220   $    155,687
Alliance Data System Corp. *...........1,010         62,236
Transaction Systems Architects, Inc. *.5,540        179,441
                                                -----------
                                               $    397,364
                                                -----------


TELECOMMUNICATION SERVICES - 0.4%
Cincinnati Bell, Inc. *...............24,090   $    113,223
                                                -----------



TRANSPORTATION - 3.1%
AirTran Holdings, Inc. *..............15,385   $    158,004
Alaska Airgroup, Inc. *................4,450        169,545
Hunt, J.B. Transprt Services, Inc......5,520        144,845
JetBlue Airways Corp. *...............12,350        142,149
Swift Transportation, Inc. *...........2,390         74,472
YRC Worldwide, Inc *...................3,360        135,139
                                                -----------
                                               $    824,154
                                                -----------


UTILITIES - 7.0%
AGL Resources Inc......................5,060   $    216,163
IDACORP, Inc...........................8,300        280,872
MDU Resources Group, Inc..............22,473        645,874
OGE Energy Corp.......................16,195        628,366
Oneok, Inc.............................2,815        126,675
                                                -----------
                                               $  1,897,950
                                                -----------


TOTAL EQUITY INTERESTS - 98.8%
(identified cost, $21,203,538)..............   $ 26,689,946

OTHER ASSETS, LESS LIABILITIES - 1.2%.......        327,607
                                                -----------

NET ASSETS - 100.0%.........................   $ 27,017,553
                                               ============




*: Non-income producing security.


The Fund did not have any open financial instruments at March 31, 2007.

The cost and unrealized appreciation (depreciation) in value of the investments owned at March 31, 2007, as computed on a federal income tax basis, were as follows:

     AGGREGATE COST                            $21,203,538
                                              ------------
     Gross unrealized appreciation             $ 5,965,675
     Gross unrealized depreciation             $  (479,267)
                                               ------------
     NET UNREALIZED APPRECIATION               $ 5,486,408
                                               ============

WRIGHT MAJOR BLUE CHIP EQUITIES FUND (WMBC)
-------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS - MARCH 31, 2007 (unaudited)



                                       Shares       Value
                                      -------      -------

  EQUITY INTERESTS - 99.6%

AUTOMOBILES & COMPONENTS - 2.2%
Cooper Industries Ltd - Cl A...........3,860   $    173,661
Harley Davidson, Inc...................1,950        114,563
Johnson Controls, Inc.................11,220      1,061,636
                                                -----------
                                               $  1,349,860
                                                -----------


BANKS - 6.2%
Bank of America Corp.................48,435    $  2,471,154
Wachovia Corp.............................1              55
Wells Fargo Company..................37,905       1,305,069
                                                -----------
                                               $  3,776,278
                                                -----------


CAPITAL GOODS - 10.5%
3M Co..................................4,385   $    335,146
Caterpillar, Inc......................17,510      1,173,695
Cummins, Inc...........................6,245        903,776
Danaher Corp...........................4,865        347,604
General Electric Co...................10,255        362,617
Illinois Tool Works....................3,785        195,306
Ingersoll-Rand Co. - Cl A.............10,685        463,408
Lockheed Martin Corp...................5,965        578,724
Paccar, Inc...........................20,737      1,522,096
Parker Hannifin........................2,145        185,135
Terex Corp *...........................4,385        314,668
                                                -----------
                                               $  6,382,175
                                                -----------


COMMERCIAL SERVICES & SUPPLIES - 0.8%
Waste Management, Inc.................13,965   $    480,535
                                                -----------



COMMUNICATIONS EQUIPMENT - 2.3%
Cisco System, Inc. *..................37,115   $    947,546
Motorola, Inc.........................23,730        419,309
                                                -----------
                                               $  1,366,855
                                                -----------

COMPUTERS & PERIPHERALS - 4.9%
Hewlett-Packard Co....................42,615   $  1,710,566
International Business Machine Corp....9,955       938,358
Lexmark International, Inc. - Cl A *...5,300        309,838
                                                -----------
                                               $  2,958,762
                                                -----------


CONSUMER DURABLES & APPAREL - 1.6%
Jones Apparel Group, Inc...............3,290   $    101,102
Leggett & Platt, Inc..................10,035        227,493
Mattel, Inc...........................12,305        339,249
VF Corp................................3,355        277,190
                                                -----------
                                               $   945,034
                                                -----------


DIVERSIFIED FINANCIALS - 14.9%
Ambac Financial Group, Inc.............6,025   $    520,500
Capital One Financial..................7,800        588,587
Citigroup, Inc........................32,464      1,666,702
Franklin Resource, Inc.................3,075        371,552
Goldman Sachs Group, Inc...............9,365      1,935,090
JP Morgan Chase & Co..................21,300      1,030,494
Lehman Brothers Holdings, Inc.........16,985      1,190,139
Merrill Lynch & Company................5,765        470,828
Morgan Stanley Dean Witter
 Discover & Co........................13,355      1,051,840
T Rowe Price Group, Inc................4,600        217,074
                                                -----------
                                               $  9,042,806
                                                -----------


ENERGY - 10.9%
Chevron Corp..........................19,720   $  1,458,491
ConocoPhillips........................18,675      1,276,436
Exxon Mobil Corp......................34,295      2,587,558
Occidental Petroleum Corp.............15,020        740,636
Valero Energy Corp.....................4,495        289,883
XTO Energy, Inc........................4,475        245,275
                                                -----------
                                               $  6,598,279
                                                -----------

FOOD, BEVERAGE & TOBACCO - 4.9%
Altria Group, Inc.....................16,415   $  1,441,401
Archer-Daniels-Midland Co..............8,360        306,812
McCormick & Co.........................2,505         96,493
Pepsi Bottling Group...................6,120        195,167
PepsiCo, Inc..........................10,475        665,791
Reynolds American, Inc.................4,595        286,774
                                                -----------
                                               $  2,992,438
                                                -----------


HEALTH CARE EQUIPMENT & SERVICES - 5.0%
Amerisourcebergen Corp.................7,925   $    418,044
Humana, Inc. *.........................7,860        456,037
Laboratory Corp American Holdings *....4,860        352,982
United Health Group, Inc..............11,791        624,569
Wellpoint, Inc. *.....................14,555      1,180,411
                                                -----------
                                               $  3,032,043
                                                -----------

HOTELS, RESTAURANTS & LEISURE - 0.5%
Starwood Hotels & Resorts Worldwide, Inc.4,630 $    300,256
                                                -----------



INSURANCE - 3.2%
Chubb Corp.............................4,350   $    224,765
Progressive Corp......................42,065        917,858
The Travelers Cos., Inc...............10,420        539,443
Torchmark Corp.........................3,700        242,683
                                                -----------
                                               $  1,924,749
                                                -----------


MATERIALS - 2.2%
Allegheny Technologies, Inc............1,755   $    187,241
Freeport Mcmoran Copper & Gold B.........787         52,092
Intrntl Flavor Fragr...................7,510        354,622
Nucor Corp.............................8,130        529,507
Pactiv Corp .*.........................6,130        206,826
                                                -----------
                                               $  1,330,288
                                                -----------


MEDIA - 3.5%
Directtv Group, Inc. *................20,155   $    464,976
Disney (Walt) Co......................42,500      1,463,275
Omnicom Group..........................2,095        214,486
                                                -----------
                                               $  2,142,737
                                                -----------


OFFICE ELECTRONICS - 0.5%
Xerox Corp. *.........................17,710   $    299,122
                                                -----------



PHARMACEUTICALS & BIOTECHNOLOGY - 8.0%
Forest Labs *.........................11,660   $    599,790
Gilead Sciences, Inc. *................5,595        428,018
Johnson & Johnson.....................13,625        821,043
King Pharmaceuticals, Inc *...........13,605        267,610
Merck & Co., Inc......................13,180        582,161
Pfizer, Inc...........................85,235      2,153,036
                                                -----------
                                               $  4,851,658
                                                -----------



REAL ESTATE - 1.1%
Boston Properties,Inc.REIT.............5,580   $    655,092
                                                -----------


RETAILING - 4.2%
Best Buy Company, Inc..................4,615   $    224,843
Big Lots, Inc. *.......................2,480         77,574
Home Depot, Inc........................9,010        331,027
J.C. Penney Co., Inc...................5,205        427,643
Kohl's Corp. *.........................5,245        401,819
Limited Brands.........................7,490        195,189
Nordstrom, Inc.........................7,130        377,462
Office Depot *.........................8,200        288,148
Sherwin-Williams Co....................3,175        209,677
                                                -----------
                                               $  2,533,382
                                                -----------


SEMICONDUCTOR EQUIPMENT & PRODUCTS - 1.3%
Applied Materials, Inc................13,665   $    250,343
Intel Corp............................23,085        441,616
Novellus Systems, Inc. *...............3,570        114,311
                                                -----------
                                               $    806,270
                                                -----------


SOFTWARE & SERVICES - 4.2%
Computer Sciences Corp. *..............5,345   $    278,635
Convergys Corp. *.....................14,780        375,560
Google, Inc. *...........................445        203,881
Microsoft Corp........................19,395        540,539
Nvidia Corp. *........................18,060        519,767
Oracle Corp. *........................33,640        609,893
                                                -----------
                                               $  2,528,275
                                                -----------



TELECOMMUNICATION SERVICES - 3.5%
AT&T, Inc.............................53,395   $  2,105,365
                                                -----------


TRANSPORTATION - 1.3%
Fedex Corp.............................3,435   $    369,022
Norfolk Southern Corp..................8,275        418,715
                                                -----------
                                               $    787,737
                                                -----------


UTILITIES - 2.0%
Entergy Corp...........................6,370   $    668,340
Exelon Corp............................4,778        328,296
TXU Corp...............................2,970        190,377
                                                -----------
                                               $  1,187,014
                                                -----------

TOTAL EQUITY INTERESTS - 99.6%                 $ 60,377,010
(identified cost, 51,208,866)

OTHER ASSETS, LESS LIABILITIES - 0.4%.......        229,733
                                                -----------

NET ASSETS - 100.0%.........................   $ 60,606,743
                                               ============




*: Non-income producing security.


The Fund did not have any open financial instruments at March 31, 2007.

The cost and unrealized appreciation (depreciation) in value of the investments owned at March 31, 2007, as computed on a federal income tax basis, were as follows:

     AGGREGATE COST                            $51,208,866
                                                -----------
     Gross unrealized appreciation             $ 9,769,896
     Gross unrealized depreciation             $  (601,752)
                                                -----------
     NET UNREALIZED APPRECIATION               $ 9,168,144
                                               ============

WRIGHT INTERNATIONAL BLUE CHIP EQUITIES FUND (WIBC)
-------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS - MARCH 31, 2007 (unaudited)



                                      Shares       Value
                                     --------    ---------

EQUITY INTERESTS - 98.7%

AUSTRALIA - 5.1%
BHP Billiton Ltd......................63,903   $  1,543,043
Coles Group Ltd......................235,980      3,097,842
QBE Insurance Group Ltd..............127,755      3,255,145
Rio Tinto Ltd.........................22,910      1,458,603
Westfield Group......................169,522      2,817,028
                                                -----------
                                               $ 12,171,661
                                                -----------


AUSTRIA - 0.3%
Boehler-Uddeholm AG....................7,836   $    751,024
                                                -----------


BELGIUM - 1.9%
Dexia.................................42,117   $  1,252,471
Fortis................................69,427      3,159,763
                                                -----------
                                               $  4,412,234
                                                -----------

CANADA - 5.3%
Astral Media, Inc.....................24,495   $    853,551
ATCO Ltd (Common).....................11,719        477,435
Canadian National Railway Company.....11,737        518,050
Canadian Pacific Railway Limited......16,828        947,409
Encana Corp...........................68,421      3,463,604
Husky Energy, Inc.....................37,919      2,651,191
IPSCO, Inc.............................6,853        900,249
Lundin Mining Corp. *.................45,216        503,641
Methanex Corp.........................35,122        783,330
Teck Cominco Limited (Class B)........22,721      1,585,241
                                                -----------
                                               $ 12,683,701
                                                -----------


DENMARK - 3.1%
Danske Bank A/S (Stammaktie).........131,639   $  6,102,673
Topdanmark A/S *.......................6,234      1,202,787
                                                -----------
                                               $  7,305,460
                                                -----------

FRANCE - 7.4%
AXA (Actions Ordinaires)..............32,618   $  1,378,133
BNP Paribas (Actions Ordinaires)......64,888      6,753,712
Danone.................................4,923        801,463
Societe Generale de France
 (Actions Ord.).......................27,266      4,695,502
Unibail Holding SA.....................5,017      1,515,191
Vallourec SA...........................6,148      1,567,874
Vinci..................................6,074        938,069
                                                -----------
                                               $ 17,649,944
                                                -----------

GERMANY - 8.0%
Allianz AG Holding (Namensaktie).......6,499   $  1,329,767
Altana AG (Stammaktie)................10,413        673,935
BASF AG (Stammaktie)..................24,482      2,746,619
Continental AG (Stammaktie)...........14,135      1,820,617
Deutsche Bank AG (Stammaktie).........30,156      4,047,935
Deutsche Boerse AG.....................6,648      1,517,687
E. On AG (Stammaktie).................28,320      3,836,920
Linde AG (Stammaktie)..................5,842        627,181
Stada Arzneimittel AG.................23,598      1,427,697
ThyssenKrupp AG.......................20,642      1,017,770
                                                -----------
                                               $ 19,046,128
                                                -----------


HONG KONG - 2.9%
Bank of East Asia Ltd (The) (Ordinary)408,000  $  2,373,049
CLP Holdings Ltd (Ordinary)..........125,000        912,596
HSBC Holdings PLC.....................70,400      1,223,447
Sino Land Co Limited.................692,000      1,489,515
Sun Hung Kai Properties Ltd...........81,000        937,057
                                                -----------
                                                $ 6,935,664
                                                -----------


IRELAND - 0.7%
Bank of Ireland (Cap. Stock)..........43,629   $    937,939
CRH PLC (Ordinary)....................16,317        695,052
                                                -----------
                                               $  1,632,991
                                                -----------


ITALY - 3.5%
BANCA INTESA S.p.A. (Azioni Ordinarie)197,782  $  1,496,733
Buzzi Unicem S.p.A....................18,886        572,189
Eni S.p.A. (Azioni Ordinarie)........193,915      6,288,045
                                                -----------
                                               $  8,356,967
                                                -----------

JAPAN - 19.2%
Asics Corp............................83,000   $    927,182
Brother Industries Limited...........322,000      4,352,420
Canon, Inc. (Common).................100,450      5,385,124
Daiichi Sankyo Company Limited........71,200      2,176,854
Denso Corp............................14,000        519,331
Elpida Memory, Inc *..................27,000      1,045,014
Honda Motor Co., Ltd (Common).........63,900      2,224,256
Hisamitsu Pharmaceutical Co., Inc.....15,600        459,776
KDDI Corp. (Common)......................374      2,980,597
Makita Corp...........................55,000      2,035,571
Marubeni Corp.........................80,000        485,115
Mitsubishi Corp.......................31,700        734,275
Nissan Motor Co. (Common)............147,000      1,572,399
Nippon Seiki Co., Ltd.................14,000        326,657
Orix Corp. (Common)....................5,110      1,328,622
Pacific Metals Co., Ltd..............217,000      3,023,206
Ricoh Company, Ltd. (Common)..........38,000        854,457
Sankyo Co., Ltd.......................16,300        715,088
Stanley Electric Co, Ltd..............67,000      1,359,009
Sumitomo Corp........................114,000      2,046,835
Sumitomo Metal Industries Ltd........127,000        655,033
Tokyo Steel Manufacturing Co. Ltd.....58,000        852,746
Toyota Motor Corp (Common)............79,100      5,057,844
Toyota Tsusho Corp....................51,800      1,320,500
UNY Co. Ltd...........................85,000      1,164,048
Yamaha Motor Co., Ltd.................72,000      2,012,280
                                                -----------
                                               $ 45,614,239
                                                -----------

NETHERLANDS - 3.7%
Heineken NV...........................23,311   $  1,215,152
ING Groep N.V. (Aandeel).............144,429      6,084,922
Koniklijke Philips
 Electronics N.V.(Aandeel)............36,421      1,386,095
                                                -----------
                                               $  8,686,169
                                                -----------


NEW ZEALAND - 0.4%
Fletcher Building Limited............135,619   $  1,066,643
                                                -----------



NORWAY - 2.1%
Norsk Hydro ASA (Ordinaere Aksje).....21,630   $    714,019
Orkla ASA.............................12,128        851,370
Statoil ASA...........................62,557      1,696,103
Telenor Group ASA.....................99,257      1,756,157
                                                -----------
                                               $  5,017,649
                                                -----------



PORTUGAL - 1.2%
EDP - Energias de Portugal S.A.......368,884   $  1,973,981
Portugal Telecom, SGPS, SA............70,659        943,399
                                                -----------
                                               $  2,917,380
                                                -----------


SINGAPORE - 1.0%
CapitaLand Limited...................380,000   $  2,002,107
Singapore Petroleum Co. Ltd..........146,000        465,385
                                                -----------
                                               $  2,467,492
                                                -----------


SPAIN - 4.2%
ACS Actividades Cons y Serv...........26,836   $  1,623,599
Endesa S.A. (Accion).................108,263      5,833,747
Repsol YPF SA (Accion) Sa.............28,762        966,352
Sacyr Vallehermoso....................11,448        639,124
Union Electrica Fenosa Sa.............15,495        832,678
                                                -----------
                                               $  9,895,500
                                                -----------

SWEDEN - 3.5%
AB Volvo - Class B....................15,999   $  1,340,832
Kungsleden AB.........................65,512      1,171,841
Nobia AB..............................39,322      1,602,898
Scania AB - Class B...................10,964        856,355
TeliaSonera AB.......................389,674      3,346,282
                                                -----------
                                               $  8,318,208
                                                -----------

SWITZERLAND - 3.3%
Credit Suisse Group...................23,488   $  1,677,714
Swiss Reinsurance.....................14,345      1,304,305
UBS AG (Namenaktie)...................35,701      2,111,412
Zurich Financial Services
 (Inhaberaktie)........................9,432      2,709,923
                                                -----------
                                               $  7,803,354
                                                -----------

UNITED KINGDOM - 21.8%
Anglo American PLC (Ordinary)........130,724   $  6,863,708
AstraZeneca PLC (Ordinary)............49,511      2,654,944
Babcock International Group PLC......281,631      2,209,508
Barclays PLC (Ordinary)...............67,501        954,554
Barratt Developments PLC.............171,024      3,706,589
Bellway PLC (Ordinary)................84,105      2,622,854
BG Group PLC..........................85,911      1,235,116
BP PLC (Ordinary)....................164,272      1,778,516
British Airways PLC..................103,464        986,236
British American Tobacco (Ordinary)...60,746      1,893,201
George Wimpey PLC.....................45,656        569,074
Hammerson PLC.........................28,166        957,368
Inchcape PLC..........................97,367      1,089,488
Land Securities Group PLC.............82,730      3,472,417
Legal & Gen'l Group (Ordinary).......308,988        963,593
Man Group PLC........................538,792      5,865,015
Marks and Spencer Group PLC..........141,911      1,882,951
Persimmon PLC (Ordinary).............155,732      4,294,556
Rio Tinto PLC.........................10,246        583,186
Royal Bank of Scotland (Ordinary).....54,698      2,128,473
Royal Dutch Shell PLC-B...............43,671      1,448,411
Tate & Lyle PLC.......................43,371        489,128
Travis Perkins PLC (Ordinary).........32,304      1,274,792
Taylor Woodrow PLC...................192,819      1,851,218
                                                -----------
                                               $ 51,774,896
                                                -----------

TOTAL EQUITY INTERESTS - 98.7%                 $234,507,304
(Identified cost, $188,729,974)

OTHER ASSETS, LESS LIABILITIES - 1.3%.......      3,015,587
                                                -----------

NET ASSETS - 100.0%.........................   $237,522,891
                                               ============

*: Non-income producing security.



The Fund did not have any open financial instruments at March 31, 2007.

The cost and unrealized appreciation (depreciation) in value of the investments owned at March 31, 2007, as computed on a federal income tax basis, were as follows:

     AGGREGATE COST                            $188,729,974
                                                -----------
     Gross unrealized appreciation             $47,145,806
     Gross unrealized depreciation             $(1,368,476)
                                                -----------
     NET UNREALIZED APPRECIATION               $ 45,777,330
                                               ============


The net unrealized depreciation on foreign currency is $17,551.

ITEM 2. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS

Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940(17CFR 270.30a-2(a)) is attached hereto as Exhibit 99Cert.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Wright Managed Equity Trust (On behalf of Wright Selected Blue Chip Equities Find, Wright Major Blue Chip Equities Fund, and Wright International Blue Chip Equities Fund.

By:     /s/ Peter M. Donovan
        ---------------------
         Peter M. Donovan
         President

Date:   May 17, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Barbara E. Campbell
         ------------------------
         Barbara E.Campbell
         Treasurer

Date:    May 23, 2007


By:      /s/ Peter M. Donovan
         ---------------------
         Peter M. Donovan
         President

Date:    May 17, 2007